Commitment and Contingencies - Schedule of Future Repurchase Contingencies (Details) - Repurchase Contingencies - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Commitments [Line Items]
2024	$ 8,722	$ 3,735
2025	30,799	7,464
2026	23,938	29,524
2027	5,687	26,145
2028		7,364
Total	$ 74,241	$ 74,232